Nature of Business and Organization (Details)										12 Months Ended
	Mar. 31, 2026 USD ($) $ / shares	Mar. 05, 2026 USD ($) $ / shares	Jan. 15, 2026 USD ($) $ / shares shares	Oct. 13, 2025 USD ($) $ / shares shares	Mar. 19, 2025 USD ($)	Dec. 12, 2024 SGD ($)	Feb. 13, 2024	Jul. 18, 2023 HKD ($)	Jun. 30, 2023 SGD ($)	Mar. 31, 2026 USD ($) segment $ / shares shares	Mar. 25, 2026	Aug. 25, 2025	May 27, 2025	Apr. 30, 2025 $ / shares
Nature of Business and Organization [Line Items]
Date of incorporation										Oct. 12, 2023
Number of segments (in segment)										3
Percentage of outstanding shares							99.80%
Offer price per share (in Dollars per share) | $ / shares														$ 0.6029
Number of shares issued (in Shares) | shares										2,126,729
Aggregate purchase price (in Dollars)										$ 32,000,000
Accredited investor percentage	8.10%									10.20%
Proceeds from subscription (in Dollars)	$ 10,000,000
Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Number of shares issued (in Shares) | shares										2,201,665
Subscription price (in Dollars per share) | $ / shares			$ 2.5	$ 2.5
Aggregate Consideration (in Dollars)			$ 13,000,000	$ 13,000,000
Subsidiaries [Member]
Nature of Business and Organization [Line Items]
Number of segments (in segment) | segment										4
4Divinity SG [Member] | Ordinary Shares [Member]
Nature of Business and Organization [Line Items]
Number of shares issued (in Shares) | shares			5,200,000	5,200,000
Titan Digital Media Pte Ltd (“Titan Digital”) [Member]
Nature of Business and Organization [Line Items]
Cash consideration									$ 10
Epicsoft (Hong Kong) Limited (“Epic HK”) [Member]
Nature of Business and Organization [Line Items]
Cash consideration								$ 10
GCL Global SG [Member]
Nature of Business and Organization [Line Items]
Cash consideration					$ 1,200,000	$ 10
GCL Global SG [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage					10.00%			100.00%	100.00%
Percentage of outstanding shares							99.80%
GCL Global SG [Member] | Minimum [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage					51.00%
GCL Global SG [Member] | Maximum [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage					61.00%
Ban Leong’s [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage													50.90%
Epicsoft Asia [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage	90.00%									90.00%
Epic SG [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage												100.00%
4Divinity Pte. Ltd. (4Divinity SG) [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage											95.10%
Subscription price (in Dollars per share) | $ / shares	$ 3.5	$ 2.75								$ 3.5
Aggregate purchase price (in Dollars)	$ 13,000,000	$ 10,000,000								$ 9,000,000
Accredited investor percentage	4.90%
4Divinity SG and 2Game [Member]
Nature of Business and Organization [Line Items]
Equity interest percentage											61.00%